Fee Income	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Fee Income

17. Fee Income

For the years ended December 31,	2022	2021
Fee income from insurance contracts	$1,169	$1,175
Fee income from service contracts:
Distribution fees	868	959
Fund management and other asset-based fees	4,922	4,981
Administrative service and other fees	1,087	887
Total fee income	$8,046	$8,002
Distribution fees and Fund management and other asset-based fees are primarily earned in the Asset Management segment. Administrative service and other fees are primarily earned in the Canada segment. The fee income by business segment is presented in Note 4.